Schedule of Income Tax (Benefit) Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal
State
Total current income taxes
Federal	439,942	(514,832)
Deferred Tax (Benefit) Provision	439,942	(514,832)
Total	$ 439,942	$ (514,832)